Employee Benefits Obligations (Tables)	12 Months Ended
Mar. 31, 2023
Employee Benefits Obligations [Abstract]
Schedule of Standalone Statement of Financial Position	The liabilities recognised in the standalone statement of financial position are:
	As at March 31, 2023	As at March 31, 2022
	( In USD)	( In USD)
Funded Plans
Net value of defined benefit obligations
Current	212	119
Non current	72,456	44,657

Schedule of Movement in Defined Benefit Obligations	The movement in defined benefit obligations for funded and unfunded plans is as follows:
Particluars	Defined benefit obligation	Fair value of plant assets
As at April 1, 2021	27,551	-
Included in profit and loss
Service cost	23,542
Past service credit
Interest cost (income)	1,841
	52,936	-

Included in OCI
Actuarial gain/(loss)	(6,809)
Remeasurements
Benefits paid
Gain and loss on settlement
Exchange difference	-1,350

Employer’s contribution
Benefits payment
As at March 31, 2022	44,776	-

Particluars	Defined benefit obligation	Fair value of plant assets
As at April 1, 2022	44,776	-
Included in profit and loss
Service cost	27,549
Past service credit
Interest cost (income)	3,056
	75,382	-

Included in OCI
Actuarial gain/(loss)	-
Remeasurements
Benefits paid
Gain and loss on settlement
Exchange difference	(2,715)

Employer’s contribution
Benefits payment
As at March 31, 2023	72,666	-

Schedule of Net Defined Benefit Asset	Plan assets comprise the following.
Particulars	As at March 31, 2023	As at March 31, 2022
Debt instruments - unquoted
Cash and cash equivalents	-	-
Investment property	-	-
Fixed assets	-	-
Other assets	-	-
	-	-

Schedule of Actuarial Assumptions
Particulars	As at March 31, 2023	As at March 31, 2022
Discount rate	7.50%	7.25%
Attrition rate	5.00%	5.00%
Future salary growth rate	10.00%	10.00%

Schedule of Benefits Obligations	Assumptions regarding future longevity have been based on published statistics and mortality tables. The current longevities underlying the values of the defined benefit obligation at the reporting date were as follows.
Particulars	As at March 31, 2023	As at March 31, 2022
Longetivity at age of 65 for current members aged above 45
Males	0.258% -2.406%	0.258% -2.406%
Females	0.258% -2.406%	0.258% -2.406%

Longetivity at age of 65 for current members aged above 45 or below
Males	0.092% -0.168%	0.092% -0.168%
Females	0.092% -0.168%	0.092% -0.168%

Schedule of the Defined Benefit Obligation by the Amounts	Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below.
Particulars	As at March 31, 2023	As at March 31, 2022
Discount rate (1% movement)	18,925	(12,252)
Attrition rate (1% movement)	12,324	(10,742)
Future salary growth rate (1% movement)	(15,884)	11,923